SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 109	$ 141	$ 252
Bank balances	137,421	29,517	8,842
Restricted cash	165,488	28,746	182,627
Total	$ 303,018	$ 58,404	$ 191,721